Fair Value Disclosures, Reconciliation for all Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Q3) (Details) - USD ($)
$ in Thousands
	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) [Roll Forward]
Change in accounting	$ 14,675		$ 14,675			$ 13,671		$ 12,436	$ 12,106	$ 13,710
Capitalized Mortgage Loan Servicing Rights [Member]
Reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) [Roll Forward]
Beginning balance	14,515	$ 0	0	$ 0
Change in accounting					$ 0	$ 14,213	$ 0	$ 0
Total losses realized and unrealized [Abstract]
Included in results of operations	(1,090)	0	(2,585)	0
Included in other comprehensive income	0	0	0	0
Purchases, issuances, settlements, maturities and calls	1,250	0	3,047	0
Transfers in and/or out of Level 3	0	0	0	0
Ending balance	14,675	0	14,675	0
Amount of total losses for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at September 30	(1,090)	0	(2,585)	0
Capitalized Mortgage Loan Servicing Rights [Member] | As Adjusted [Member]
Reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) [Roll Forward]
Beginning balance	$ 14,515	$ 0	$ 14,213	$ 0